CORPORATE INFORMATION - Principal subsidiaries, associates and joint ventures (Details)	12 Months Ended
Dec. 31, 2017
Profertil S.A. [Member]
Disclosure of financial information [line items]
Principal activity	Manufacturer and distributor of crop nutrients
Relationship/Ownership, Joint Venture	50.00%
Location, Joint Venture	Argentina
Method of accounting, Joint Venture	Equity method
Misr Fertilizers Production Company S.A.E. [Member]
Disclosure of financial information [line items]
Principal activity	Manufacturer and distributor of crop nutrients
Relationship/Ownership, Associate	26.00%
Location, Associate	Egypt
Method of accounting, Associate	Equity method
Agrium Canada Partnership [member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	Canada
Principal activity	Manufacturer and distributor of crop nutrients
Method of accounting, Subsidiary	Consolidation
Agrium Potash Ltd. [Member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	Canada
Principal activity	Manufacturer and distributor of crop nutrients
Method of accounting, Subsidiary	Consolidation
Agrium U.S. Inc. [member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	United States
Principal activity	Manufacturer and distributor of crop nutrients
Method of accounting, Subsidiary	Consolidation
Agroservicios Pampeanos S.A. [member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	Argentina
Principal activity	Crop input retailer
Method of accounting, Subsidiary	Consolidation
Crop Production Services, Inc.[member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	United States
Principal activity	Crop input retailer
Method of accounting, Subsidiary	Consolidation
Crop Production Services (Canada), Inc. [Member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	Canada
Principal activity	Crop input retailer
Method of accounting, Subsidiary	Consolidation
Cominco Fertilizer Partnership [Member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	United States
Principal activity	Manufacturer and distributor of crop nutrients
Method of accounting, Subsidiary	Consolidation
Landmark Operations Ltd. [member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	Australia
Principal activity	Crop input retailer
Method of accounting, Subsidiary	Consolidation
Loveland Products Inc. [member]
Disclosure of financial information [line items]
Relationship/Ownership, Subsidiary	100.00%
Location, Subsidiary	United States
Principal activity	Crop input developer and retailer
Method of accounting, Subsidiary	Consolidation